Marketable debt securities - Mortgage-backed bonds (Details) € in Millions	Dec. 31, 2020 EUR (€)
Guarantees
Mortgage-backed bonds	€ 24,736
Santander Consumer Finance S.A.
Guarantees
Mortgage-backed bonds	450
Banco Santander, S.A.
Guarantees
Mortgage-backed bonds	€ 24,286